Debt (Details Narrative) - USD ($)						1 Months Ended													3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 23, 2025	Oct. 22, 2025	Feb. 24, 2025	Feb. 05, 2025	Jan. 31, 2025	Apr. 30, 2026	Feb. 28, 2026	Aug. 31, 2025	Jul. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Jan. 31, 2024	Aug. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2026		Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024		Feb. 03, 2026	Jan. 30, 2025	Sep. 30, 2021	Oct. 31, 2019
Short-Term Debt [Line Items]
Debt instrument, face amount																									$ 5,000.0
Debt instrument, carrying amount																							1,048,000		1,000,000
Maturity date					Feb. 28, 2026
Conversion of stock, amount converted					$ 85,000,000.0
Common stock exercise price					$ 2.235					$ 0.44	$ 2.235				$ 6.61
Common stock, value					$ 85,000,000.0						$ 85,000,000.0								$ 3,000		$ 3,000		3,000		1,000			$ 115,000,000.0
Debt changes in fair value																							$ 824,000.0		515,000.0
Extinguishment of debt amount																									$ 601,100
Common stock shares, issued		29,199,809													3,600,000				28,985,302		28,985,302		29,377,169		7,709,867
Notes payable															$ 3,000,000.0				$ 0		$ 0		$ 0
Debt instrumental periodic payment															78,500
Conctractual term																10 years
Warrant liability																							121,000.0		$ 945,000.0
Outstanding amount			$ 3.15									$ 4.94	$ 4.94	$ 4.94
Debt instrumental repurchase												$ 164,000.0	$ 114,000.0	$ 113,000.0
Related party loan payable																			300,000		$ 300,000		$ 300,000		$ 700,000
Debt conversion amount										$ 2,160,000
Issuance of exercise share		8,048,770																			26,321		6,772
Related party note payable																			$ 300,000		$ 300,000		$ 300,000
Converted shares		8,048,770
Common stock warrants outstanding purchase shares																			17,495,433		17,495,433		16,375,911		7,772,553	[1]
Contractual term																							0 years	[2]	5 years 9 months 14 days
Common stock warrant liability																			$ 72,000		$ 72,000		$ 121,000
Common Stock Warrants [Member]
Short-Term Debt [Line Items]
Common stock exercise price																			$ 0.70		$ 0.70
Common stock warrants outstanding purchase shares																			92,211		92,211		92,211		92,211
Contractual term																					10 years
Equityq Warrants [Member]
Short-Term Debt [Line Items]
Gain/(Loss) on change in fair value of convertible notes, warranty liability		$ 4,200
Common Stock [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 3,978,000
Common stock exercise price												$ 11.50	$ 11.50	$ 11.50
Stock issued during the period, new issues	588,235	408,639					974	666,662				7,500	7,500	7,500					19,741	[3],[4]	21,456	[3],[4]	745,896
Issuance of exercise share						19,741	1,715	745,896											26,321	[3],[4]	26,321	[3],[4]			17,205
Converted shares																							1,976,050
Warrant [Member]
Short-Term Debt [Line Items]
Common stock shares, issued																92,211
Common stock exercise price																$ 0.70							$ 11.50
Minimum [Member]
Short-Term Debt [Line Items]
Common stock exercise price																											$ 10.00
Maximum [Member]
Short-Term Debt [Line Items]
Common stock exercise price																											$ 12.00
2022 Amended Convertible Notes Agreements [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate																		15.00%
Proceeds from sale of equity securities																		$ 7,500,000.0
Interest accrued																	$ 386,400
Debt instrument, interest rate																	20.00%
Debt instrument, carrying amount																	$ 386,400
2024 Amended Convertible Notes Agreements [Member]
Short-Term Debt [Line Items]
Gain on extinguishment of debt																									$ 343,000.0
2019 Convertible Notes Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount					300,000.0
2019 Convertible Notes Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount					4,000,000.0
2024 Convertible Notes Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount					15,000,000.0
2024 Convertible Notes Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Aggregate redemption amount					$ 40,000,000.0
2019 Convertible Note [Member]
Short-Term Debt [Line Items]
Debt changes in fair value																							$ 4,468,000.0
2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt changes in fair value																									$ 3,103,300
January 2024 Convertible Note A [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount															$ 2,000,000.0
January 2024 Convertible Note A [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock shares, issued															667,000
January 2024 Convertible Note B [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount															$ 4,500,000.0
January 2024 Convertible Note B [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock exercise price															$ 3.00
January 2024 Convertible Note [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate					4.863%						4.863%
January 2024 Notes Qualifying Financing [Member]
Short-Term Debt [Line Items]
Extinguishment of debt amount											$ 5,000,000.0
January 2024 Notes Agreement [Member]
Short-Term Debt [Line Items]
Common stock exercise price															$ 5.798
Termination fee															$ 1,000,000.0
January 2024 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate																									10.00%
Debt changes in fair value																							3,664,000.0		$ 2,486,000
2023 Notes Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate																13.25%
Debt instrumental principal amount																$ 4,000,000.0
Debt instrumental interest rate effective percentage																23.00%
2023 Notes Agreement [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Demand deposits																$ 3,000,000.0
2023 Notes Agreement [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Demand deposits																500,000.0
2023 Notes Agreement [Member] | Third Tranche [Member]
Short-Term Debt [Line Items]
Demand deposits																$ 500,000.0
April 2024 Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate														4.71%
Debt instrumental principal amount														$ 125,000.0
June 2024 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate													4.71%
Maturity date									Jun. 17, 2026
Debt instrumental principal amount													$ 130,000.0
September 2024 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate													4.71%
Debt instrumental principal amount												$ 100,000.0
February 2024 Convertible Notes Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate			4.71%
Debt instrumental principal amount			$ 180,000
Outstanding amount			$ 3.15
2024 Related Party Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrumental interest rate																									4.71%
Debt instrumental principal amount																									$ 700,000.0
Related party loan payable
Convertible Promissory Note [Member] | 2019 Convertible Note Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																														$ 2,000,000.0
Debt instrumental interest rate																														10.00%
Convertible Promissory Note [Member] | 2019 And 2021 Convertible Note Agreements [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																													$ 450,000.0
April 2024 Convertible Promissory Notes Agreement [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount				$ 125,000
Outstanding amount				$ 3.15										$ 4.94
June 2024 Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount				$ 130,000
Outstanding amount				$ 3.15
September 2024 Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrumental principal amount				$ 100,000
Outstanding amount				$ 3.15
April 2024 Convertible Note [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock exercise price		$ 11.50
Warrant to purchase		7,500
June 2024 Convertible Note [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock exercise price		$ 11.50
Warrant to purchase		7,500
September 2024 Convertible Note [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Common stock exercise price		$ 11.50
Warrant to purchase		7,500

[1]	Includes 6,772 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 14 - Stock-based Compensation ”).
[2]	There were no stock options granted during the year ended December 31, 2025.
[3]	In connection with the consummation of the business combination, the Company adopted a new capital structure and amended the par value of its common stock from $0.00001 per share to $0.0001 per share. Accordingly, the historical equity presentation has been adjusted to reflect the revised par value of the Company’s common stock. The change resulted in a reclassification of amounts within stockholders’ deficit from additional paid-in capital to common stock to reflect the increased par value per share. This reclassification had no impact on total stockholders’ deficit.
[4]	The number of shares of convertible preferred stock, common stock and treasury stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger.